1. The Company (Details Narrative) - USD ($)	3 Months Ended							6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2017	Mar. 31, 2016	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (29,104,252)	$ (27,202,581)	$ (26,386,461)	$ (25,570,036)	$ (23,960,003)	$ (23,221,646)	$ (22,527,698)	$ (26,386,461)	$ (23,221,646)	$ (27,202,581)	$ (23,960,003)	$ (28,049,201)	$ (24,754,712)	$ (21,734,138)
Net loss from operations	(419,182)	$ (252,971)	$ (283,721)	$ (308,866)	$ (284,133)	$ (261,848)	$ (383,067)	$ (592,587)	$ (644,915)	$ (845,559)	$ (929,048)	(1,096,698)	(1,242,074)	(2,477,205)
Working capital	$ (22,100,000)											$ (20,950,000)	$ (17,650,000)	$ (14,750,000)